Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carry forwards	¥ 705,249	¥ 373,215
Deductible temporary differences	72,625	31,348
Deferred revenue	19,620	6,294
Less: valuation allowance	¥ (797,494)	(410,857)	¥ (241,485)	¥ (136,269)
Deferred tax liabilities
Identifiable intangible assets from business combination.		439
Total deferred tax liabilities		¥ 439